Income Tax (Provision for Income Tax from Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 520	$ 632	$ 607
State and local	3	10	9
Foreign	628	556	773
Subtotal	1,151	1,198	1,389
Deferred:
Federal	(867)	205	409
State and local	0	0	(1)
Foreign	382	297	139
Subtotal	(485)	502	547
Current and Deferred:
Provision for income tax expense (benefit)	$ 666	$ 1,700	$ 1,936